Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	Claritev Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39228
Entity Tax Identification Number	84-3536151
Entity Address, Address Line One	7900 Tysons One Place, Suite 400
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	866
Local Phone Number	909-7427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Class A Common Stock, $0.0001 par value per share
Trading Symbol	CTEV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001793229
Amendment Flag	false